Related Party Disclosures - Additional Information (Detail) - RUB (₽)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short term employee benefits	₽ 561,000,000	₽ 613,000,000	₽ 543,000,000
Share based payments	0
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases of transportation services	71,000,000	98,000,000	114,000,000
Purchases of repair services	50,000,000	132,000,000	₽ 86,000,000
Controlling shareholders and entities under control of the Group's controlling shareholders [member]
Disclosure of transactions between related parties [line items]
Amounts receivables	24,391,000,000	24,391,000,000
Cash balance at bank	₽ 703,000,000	₽ 1,217,000,000